Financial assets at fair value through other comprehensive income - Additional information (Details) - EUR (€) € in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Loan loss provisions		€ (5,779)	€ (4,590)
Debt Securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Loan loss provisions		(29)	(17)
Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Transfers and reclassifications		(107)	3
Financial Assets At Fair Value Through Other Comprehensive Income Category [Member] | Debt Securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Loan loss provisions		(12)	(7)
Financial Assets At Fair Value Through Other Comprehensive Income Category [Member] | Loans and receivables [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Loan loss provisions		€ (2)	€ (3)
Investment in Kotak Mahindra Bank [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Ownership interest held in equity based investments	3.07%
Proceeds from sale of investments accounted for using equity method	€ 880
Investment in Bank of Beijing [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Ownership interest held in equity based investments		13.00%	13.00%
Minimum percentage of equity ownership required to supply additional capital		5.00%
Decrease in revaluations of equity securities		€ (339)
Visa Inc [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Transfers and reclassifications		€ (116)